Long-Term Debt, Secured Term Loans (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) Subsidiary	Dec. 31, 2022 USD ($) Vessel Payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Subsidiary	Jun. 30, 2022 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($) Subsidiary
Long-Term Debt [Abstract]
Frequency of loan repayments					quarterly installments
Number of balloon installment payments | Payment					1
Number of tanker vessels used as collateral | Vessel					8
Net book value of tanker vessels used as collateral	$ 236,607				$ 236,607
Proceeds from loan agreement					108,633	$ 0	$ 34,800
Compensating cash balance required under loan agreements	10,500				$ 10,500	5,000
Covenant compliance					As at December 31, 2022 and 2021, the Company was in compliance with all of its loan covenants.
Restricted cash, non-current	1,000				$ 1,000	$ 0
Weighted average interest rate					4.85%	2.90%
Interest expense on long-term debt					$ 3,191	$ 1,596	$ 1,710
Accrued interest	390				$ 390	$ 51
Minimum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					0.50%
Maximum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					1.00%
LIBOR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
LIBOR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%
SOFR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
SOFR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary											2
Borrowing capacity									$ 59,000	$ 47,000	$ 33,000
Piraeus Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary				3			3
Borrowing capacity		$ 37,400		$ 31,526			$ 31,526	$ 31,933
Proceeds from loan agreement		36,450	$ 31,933	29,958
Amount available for drawdown	0			$ 0	$ 0		$ 0
Piraeus Bank Secured Term Loans [Member] | P. Sophia [Member]
Long-Term Debt [Abstract]
Acquisition price of vessel to be financed								24,600
Piraeus Bank Secured Term Loans [Member] | P. Yanbu [Member]
Long-Term Debt [Abstract]
Outstanding indebtedness on vessel to be refinanced								$ 7,333
Piraeus Bank Secured Term Loans [Member] | P. Monterey [Member]
Long-Term Debt [Abstract]
Acquisition price of vessel to be financed		29,615
Piraeus Bank Secured Term Loans [Member] | P. Kikuma [Member]
Long-Term Debt [Abstract]
Outstanding indebtedness on vessel to be refinanced		7,785
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Borrowing capacity	22,000	18,250			$ 22,000
Proceeds from loan agreement	$ 22,000	$ 18,250